UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 05/31/12

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2012, (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund DESCRIPTION	PAR	VALUE >
Government Agency Debt - 55.3%
Bank of America (FDIC Insured)
3.125%, 06/15/2012	$50,000	$50,058
0.854%, 06/22/2012	25,000	25,009
Citibank (FDIC Insured)
0.474%, 09/21/2012 Δ	13,700	13,710
Citigroup Funding (FDIC Insured)
0.519%, 07/12/2012	55,415	55,437
1.875%, 10/22/2012	58,024	58,402
Federal Farm Credit Bank
0.190%, 08/20/2012 Δ	55,975	55,980
0.170%, 09/20/2012 Δ	15,000	15,000
0.259%, 10/12/2012 Δ	18,300	18,302
1.875%, 12/07/2012	5,789	5,839
1.750%, 02/21/2013	19,000	19,211
0.900%, 02/22/2013	9,010	9,055
0.200%, 03/27/2013 Δ	125,000	124,979
0.200%, 04/15/2013 Δ	25,000	24,997
0.189%, 04/24/2013 Δ	50,000	49,998
0.300%, 06/19/2013 Δ	50,000	49,989
0.159%, 06/27/2013 Δ	25,000	24,995
0.260%, 08/22/2013 Δ	119,000	119,111
0.150%, 08/23/2013 Δ	50,000	49,994
Federal Home Loan Bank
0.230%, 07/19/2012 Δ	100,000	99,992
0.085%, 07/20/2012 Q	13,400	13,398
0.215%, 07/24/2012 Δ	225,000	225,000
0.095%, 07/25/2012 Q	50,000	49,993
0.185%, 07/25/2012 Δ	100,000	100,000
0.121%, 07/27/2012 Q	120,000	119,977
0.164%, 08/15/2012 Q	245,000	244,916
0.210%, 08/24/2012 Δ	50,000	50,000
1.100%, 08/28/2012	3,000	3,007
0.190%, 09/17/2012 Δ	75,000	74,996
0.220%, 09/17/2012	25,000	25,005
0.200%, 09/19/2012 Δ	100,000	99,997
0.260%, 10/15/2012 Δ	35,000	35,000
0.150%, 10/24/2012 Q	44,000	43,973
0.150%, 10/26/2012 Q	64,000	63,961
0.189%, 10/26/2012 Δ	25,000	25,005
1.125%, 10/29/2012	25	25
0.150%, 10/30/2012 Q	50,000	49,969
0.155%, 10/31/2012 Q	20,483	20,470
0.157%, 11/02/2012 Q	65,000	64,956
0.159%, 11/07/2012 Q	130,000	129,909
0.145%, 11/13/2012 Q	35,000	34,977
0.160%, 11/16/2012 Q	50,000	49,963
0.150%, 11/26/2012	25,000	24,996
0.310%, 12/10/2012	50,000	50,000
0.169%, 12/27/2012 Δ	60,000	60,002
0.250%, 01/08/2013	50,000	50,000
0.260%, 01/08/2013	48,000	48,000
0.280%, 01/11/2013	60,000	60,000
0.190%, 01/22/2013 Δ	60,000	59,992
0.220%, 01/22/2013 Δ	35,000	35,000

0.230%, 01/25/2013 Δ	60,000	60,002
0.310%, 02/05/2013 Δ	10,000	10,006
0.200%, 02/20/2013	25,000	25,000
0.190%, 02/22/2013	10,000	9,999
0.280%, 02/25/2013 Δ	75,000	75,022
0.370%, 02/25/2013 Δ	98,000	98,105
0.220%, 02/27/2013 Δ	100,000	100,000
0.250%, 02/28/2013	100,000	100,000
0.300%, 03/27/2013	48,650	48,650
0.350%, 04/05/2013 Δ	39,620	39,622
0.220%, 04/10/2013 Δ	50,000	49,998
0.220%, 04/11/2013 Δ	25,000	24,996
0.210%, 04/12/2013 Δ	100,000	99,983
0.250%, 04/17/2013	80,500	80,501
0.200%, 04/26/2013 Δ	85,000	84,985
0.225%, 04/30/2013	50,000	49,996
0.280%, 05/07/2013	50,000	50,000
0.300%, 05/07/2013	70,000	70,000
0.300%, 05/10/2013	25,000	25,000
0.210%, 05/15/2013 Δ	40,000	39,996
0.240%, 05/21/2013	30,000	29,996
0.300%, 05/23/2013	50,000	50,000
0.300%, 05/28/2013	20,000	20,000
0.250%, 06/07/2013	15,000	15,000
0.280%, 06/13/2013	25,000	25,000
0.250%, 06/14/2013	30,750	30,734
0.300%, 06/14/2013	24,500	24,500
0.300%, 06/14/2013	80,195	80,193
0.300%, 06/14/2013	12,500	12,500
0.300%, 06/17/2013	30,000	30,000
0.300%, 08/30/2013 Δ	100,000	100,000
0.290%, 10/16/2013 Δ	60,000	60,000
0.265%, 11/04/2013 Δ	150,000	149,946
0.250%, 11/08/2013 Δ	50,000	49,971
0.240%, 11/15/2013 Δ	110,000	109,942
0.000%, 12/04/2013 Δ	100,000	99,954
0.260%, 12/06/2013 Δ	35,000	34,989
Federal Home Loan Mortgage Corporation
0.080%, 07/11/2012 Q	16,400	16,399
0.070%, 07/12/2012 Q	50,000	49,996
5.125%, 07/15/2012	75,000	75,451
1.125%, 07/27/2012	72,757	72,868
0.199%, 08/10/2012 Δ	181,400	181,407
0.100%, 08/20/2012 Q	38,000	37,992
5.500%, 08/20/2012	50,000	50,586
0.155%, 09/10/2012 Q	36,950	36,934
0.160%, 09/17/2012 Q	74,796	74,760
0.165%, 10/01/2012 Q	30,000	29,983
0.162%, 10/09/2012 Q	214,152	214,027
0.300%, 10/12/2012 Δ	190,000	190,024
0.150%, 10/15/2012 Q	32,000	31,982
0.144%, 10/22/2012 Q	160,263	160,171
0.153%, 10/29/2012 Q	138,848	138,760
0.150%, 11/01/2012 Q	50,000	49,968
0.140%, 11/14/2012 Q	25,000	24,984
0.156%, 11/16/2012 Q	39,649	39,620
0.515%, 11/26/2012	50,000	50,083
0.375%, 11/30/2012	16,087	16,103
0.130%, 12/26/2012 Q	25,000	24,981

Federal National Mortgage Association
0.060%, 07/02/2012 Q	25,000	24,999
0.050%, 07/03/2012 Q	125,000	124,994
0.053%, 07/05/2012 Q	100,000	99,995
0.085%, 07/11/2012 Q	100,000	99,991
0.165%, 08/08/2012 Q	40,000	39,988
0.260%, 08/23/2012 Δ	100,000	100,007
0.310%, 09/13/2012 Δ	23,460	23,469
0.269%, 09/17/2012 Δ	50,000	50,010
0.160%, 09/19/2012 Q	50,000	49,976
0.165%, 10/01/2012 Q	11,358	11,352
0.160%, 10/03/2012 Q	50,000	49,972
0.155%, 10/10/2012 Q	49,500	49,472
0.100%, 10/15/2012 Q	50,000	49,981
0.135%, 10/17/2012 Q	40,000	39,979
0.500%, 10/30/2012	75,000	75,105
0.155%, 11/07/2012 Q	25,000	24,983
0.260%, 11/23/2012 Δ	40,346	40,368
0.280%, 11/23/2012 Δ	52,130	52,158
0.280%, 12/03/2012 Δ	352,850	353,000
0.160%, 12/20/2012 Q	17,450	17,434
General Electric Capital (FDIC Insured)
0.775%, 06/08/2012	41,955	41,960
0.474%, 09/21/2012 Δ	93,100	93,166
Goldman Sachs Group (FDIC Insured)
3.250%, 06/15/2012	100,000	100,118
J.P. Morgan Chase & Co. (FDIC Insured)
0.704%, 06/15/2012	50,000	50,012
Straight-A Funding Q ¢
0.180%, 06/01/2012	40,000	40,000
0.130%, 06/04/2012	25,000	25,000
0.180%, 06/08/2012	50,000	49,998
0.180%, 06/08/2012	10,026	10,026
0.180%, 06/11/2012	35,000	34,998
0.160%, 06/27/2012	23,428	23,425
0.170%, 06/28/2012	27,868	27,865
0.180%, 07/02/2012	40,023	40,017
0.180%, 07/05/2012	145,081	145,056
0.180%, 07/10/2012	45,000	44,991
0.180%, 07/12/2012	48,028	48,018
0.180%, 07/24/2012	54,000	53,986
0.180%, 07/26/2012	20,000	19,995
0.180%, 07/27/2012	20,000	19,994
0.180%, 08/09/2012	34,040	34,028
Wells Fargo & Company (FDIC Insured)
0.694%, 06/15/2012	131,886	131,915

Total Government Agency Debt (Cost $8,826,011)		8,826,011

Treasury Debt - 5.4%
U.S. Treasury Bill Ä ▼
0.110%, 06/07/2012	10,000	10,000
U.S. Treasury Notes
0.625%, 07/31/2012	87,500	87,570
4.625%, 07/31/2012	50,000	50,372
0.375%, 08/31/2012	125,000	125,069
4.125%, 08/31/2012	50,000	50,491
0.375%, 09/30/2012	50,000	50,034
4.250%, 09/30/2012	50,000	50,673

0.375%, 10/31/2012	50,000	50,047
3.875%, 10/31/2012	50,000	50,767
1.375%, 11/15/2012	100,000	100,547
0.500%, 11/30/2012	100,000	100,156
1.375%, 01/15/2013	100,000	100,729
1.375%, 02/15/2013	25,000	25,210

Total Treasury Debt (Cost $851,665)		851,665

Government Agency Repurchase Agreements - 21.1%
BNP Paribas Securities
0.200%, dated 05/31/2012, matures 06/01/2012, repurchase price $1,000,006 (collateralized by various government agency obligations: Total market value $1,016,180)	1,000,000	1,000,000
HSBC Securities (USA)
0.190%, dated 05/31/2012, matures 06/01/2012, repurchase price $250,001 (collateralized by various government agency obligations: Total market value $255,001)	250,000	250,000
ING Financial Markets
0.190%, dated 05/31/2012, matures 06/01/2012, repurchase price $500,003 (collateralized by various government agency obligations: Total market value $510,002)	500,000	500,000
Merrill Lynch, Pierce, Fenner & Smith
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $1,118,295 (collateralized by various government agency obligations: Total market value $1,140,655)	1,118,289	1,118,289
RBC Capital Markets
0.150%, dated 05/31/2012, matures 06/01/2012, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $153,001)	150,000	150,000
SG Americas Securities
0.190%, dated 05/31/2012, matures 06/01/2012, repurchase price $350,002 (collateralized by various government agency obligations: Total market value $357,000)	350,000	350,000

Total Government Agency Repurchase Agreements (Cost $3,368,289)		3,368,289

Treasury Repurchase Agreements - 19.4%
Bank of Nova Scotia, NY
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $1,150,006 (collateralized by U.S. Treasury obligations: Total market value $1,173,015)	1,150,000	1,150,000
Barclays Capital
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $450,002 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000
Credit Suisse Securities (USA)
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $450,002 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000
HSBC Securities (USA)
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $1,050,005 (collateralized by U.S. Treasury obligations: Total market value 1,071,000)	1,050,000	1,050,000

Total Treasury Repurchase Agreements (Cost $3,100,000)		3,100,000

Investment Purchased with Proceeds from Securities Lending † - 0.1%
Treasury Repurchase Agreement - 0.1%
Morgan Stanley & Co.
0.040%, dated 05/31/2012, matures 06/01/2012, repurchase price $10,200 (collateralized by U.S. Treasury obligations: Total market value 10,420)
(Cost $10,200)	10,200	10,200

Total Investments ▲ - 101.3% (Cost $16,156,165)	16,156,165

Other Assets and Liabilities, Net - (1.3)%	(205,134)

Total Net Assets - 100.0%	$15,951,031

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security—The rate shown is the rate in effect as of May 31, 2012.
Q	Discounted Security—This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2012, the value of these investments was $617,397 or 3.9% of total net assets.
Ä	Rate shown is effective yield as of May 31, 2012.
▼	This security or a portion of this security is out on loan at May 31, 2012. Total loaned securities had a fair value of $10,000 at May 31, 2012.
†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $16,156,165. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2012 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Government Agency Debt	$—	$8,826,011	$—	$8,826,011
Treasury Debt	—	851,665	—	851,665
Government Agency Repurchase Agreements	—	3,368,289	—	3,368,289
Treasury Repurchase Agreements	—	3,100,000	—	3,100,000
Investment Purchased with Proceeds from Securities Lending	—	10,200	—	10,200

Total Investments	$—	$16,156,165	$—	$16,156,165

During the three-month period ended May 31, 2012, there were no transfers between valuation levels.

Schedule of INVESTMENTS May 31, 2012 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 17.8%
Bank of Montreal/Chicago
0.140%, 06/06/2012	$125,000	$125,000
0.150%, 06/07/2012	125,000	125,000
0.350%, 06/13/2012	54,000	54,000
Bank of Nova Scotia/Houston
0.440%, 06/08/2012	30,000	30,000
0.350%, 08/20/2012	60,000	60,000
0.350%, 08/21/2012	50,000	50,000
0.319%, 11/06/2012 Δ	65,000	65,000
0.616%, 12/14/2012 Δ	75,000	75,000
Bank of Nova Scotia/NY
0.470%, 07/03/2012	30,000	30,000
Canadian Imperial Bank of Commerce/NY
0.666%, 07/17/2012	100,000	100,057
National Australia Bank/NY
0.400%, 07/12/2012	50,000	50,000
0.289%, 10/12/2012 Δ	50,000	50,000
0.340%, 11/06/2012	25,000	25,000
Nordea Bank Finland/NY
0.370%, 06/05/2012	50,000	50,000
0.400%, 06/08/2012	50,000	50,000
0.400%, 06/12/2012	50,000	50,000
Rabobank Nederland/NY
0.350%, 07/27/2012	55,000	55,000
0.400%, 08/01/2012	50,000	50,000
0.420%, 08/29/2012	55,000	55,000
0.430%, 09/10/2012	50,000	50,000
0.430%, 09/20/2012	59,500	59,500
Royal Bank of Canada/NY
0.295%, 06/18/2012 Δ	50,000	50,000
0.560%, 09/10/2012 Δ	54,000	54,000
0.480%, 03/05/2013 Δ	75,000	75,000
Skandinaviska Enskilda Banken/NY
0.500%, 06/07/2012	15,000	15,001
0.500%, 06/11/2012	25,000	25,000
0.310%, 06/25/2012	25,000	25,000
0.490%, 07/09/2012	10,000	10,001
0.430%, 08/28/2012	25,000	25,000
Sumitomo Mitsui Bank/NY
0.150%, 06/06/2012	75,000	75,000
0.150%, 06/07/2012	75,000	75,000
0.240%, 06/11/2012	5,000	5,000
0.230%, 04/12/2013 Δ	50,000	50,000
Toronto-Dominion Bank/NY
0.200%, 08/29/2012	50,000	50,000
0.280%, 11/13/2012	50,000	50,000
0.466%, 02/04/2013 Δ	58,750	58,750
Westpac Banking/NY
0.490%, 11/21/2012 Δ	60,000	60,000
0.520%, 02/04/2013	30,000	30,000

Total Certificates of Deposit (Cost $1,991,309)		1,991,309

Other Notes - 12.6%
Australia & New Zealand Banking Group
0.624%, 04/12/2013 Δ ¢	50,000	50,000
Commonwealth Bank of Australia
0.671%, 06/29/2012 ¢	50,000	50,007
0.616%, 08/24/2012Δ ¢	58,500	58,500
2.750%, 10/15/2012 ¢	13,975	14,093
1.250%, 11/20/2012Δ ¢	50,000	50,110
General Electric Capital
6.000%, 06/15/2012	59,359	59,484
0.636%, 07/27/2012	10,000	10,004

3.500%, 08/13/2012	23,630	23,767
International Bank for Reconstruction & Development
0.240%, 07/25/2012 Δ	100,000	100,000
International Finance
0.319%, 01/25/2013 Δ	15,000	15,000
0.309%, 01/30/2013 Δ	6,000	6,000
0.289%, 04/16/2013 Δ	9,000	9,000
Metropolitan Life Global Funding
0.594%, 07/06/2012 ¢	80,000	80,000
2.875%, 09/17/2012 ¢	106,400	107,167
0.589%, 10/10/2012 Δ ¢	87,000	87,000
Metropolitan Life Institutional Funding
0.869%, 07/12/2012 ¢	4,300	4,302
National Australia Bank
2.350%, 11/16/2012 ¢	3,140	3,166
Nordea Bank
0.663%, 07/18/2012 ¢	50,000	50,000
0.637%, 08/17/2012 ¢	100,000	100,000
Svenska Handelsbanken
0.636%, 08/09/2012 ¢	123,000	123,000
Svenska Handelsbanken/Cayman Islands Branch - Time Deposit
0.170%, 06/01/2012	247,379	247,379
Westpac Banking
0.389%, 08/13/2012 Δ ¢	60,000	60,000
0.616%, 08/24/2012 Δ ¢	50,000	50,000
0.389%, 09/13/2012 Δ ¢	50,000	50,000

Total Other Notes (Cost $1,407,979)		1,407,979

Government Agency Debt - 10.8%
Federal Farm Credit Bank
0.159%, 06/27/2013 Δ	25,000	24,994
0.260%, 08/22/2013 Δ	50,000	50,047
Federal Home Loan Bank
0.210%, 08/24/2012 Δ	50,000	50,000
0.260%, 01/08/2013	25,000	25,000
0.280%, 01/11/2013	40,000	40,000
0.220%, 01/22/2013 Δ	66,425	66,425
0.230%, 01/25/2013 Δ	40,000	40,001
0.200%, 02/20/2013	25,000	25,000
0.280%, 02/25/2013 Δ	30,000	30,009
0.250%, 02/28/2013	50,000	50,000
0.300%, 03/27/2013	25,000	25,000
0.350%, 04/05/2013 Δ	35,000	34,997
0.225%, 04/30/2013	25,000	24,998
0.330%, 05/02/2013 Δ	45,000	44,991
0.280%, 05/07/2013	25,000	25,000
0.300%, 05/07/2013	30,000	30,000
0.300%, 05/23/2013	50,000	50,000
0.300%, 05/28/2013	20,000	20,000
0.280%, 06/13/2013	25,000	25,000
0.300%, 06/14/2013	25,000	24,998
0.300%, 06/14/2013	24,500	24,500
0.300%, 06/14/2013	12,500	12,500
0.300%, 06/17/2013	25,000	25,000
0.265%, 11/04/2013 Δ	50,000	49,982
0.250%, 11/08/2013 Δ	25,000	24,986
0.240%, 11/15/2013 Δ	40,000	39,977
0.000%, 12/04/2013 Δ	50,000	49,977
0.260%, 12/06/2013 Δ	25,000	24,992
Federal Home Loan Mortgage Corporation
0.199%, 08/10/2012 Δ	55,000	54,996
Federal National Mortgage Association
0.280%, 11/23/2012 Δ	30,130	30,131
Straight-A Funding
0.180%, 06/08/2012 ¢ Q	50,000	49,998
0.180%, 06/11/2012 ¢ Q	10,000	9,999
0.180%, 07/09/2012 ¢ Q	21,000	20,996
0.180%, 07/26/2012 ¢ Q	20,000	19,995
0.180%, 08/06/2012 ¢ Q	28,000	27,991

0.180%, 08/22/2012 ¢ Q	30,036	30,024

Total Government Agency Debt (Cost $1,202,504)		1,202,504

Financial Company Commercial Paper - 10.0%
Australia & New Zealand Banking Group
0.582%, 06/19/2012 ¢ Q	50,000	49,985
0.531%, 06/29/2012 ¢ Q	30,000	29,988
0.200%, 07/27/2012 ¢ Q	10,000	9,997
0.351%, 08/08/2012 ¢ Q	50,000	49,967
0.351%, 08/16/2012 ¢ Q	50,000	49,963
0.351%, 08/27/2012 ¢ Q	25,000	24,979
0.331%, 11/19/2012 ¢ Q	25,000	24,961
0.552%, 02/15/2013 ¢ Q	25,000	24,901
Barclays US Funding
0.150%, 06/01/2012 Q	75,000	75,000
Commonwealth Bank of Australia
0.200%, 08/21/2012 ¢ Q	50,000	49,978
0.220%, 08/24/2012 ¢ Q	25,000	24,987
DnB Bank
0.380%, 06/01/2012 ¢ Q	30,000	30,000
General Electric Capital
0.300%, 08/13/2012 Q	20,000	19,988
MetLife Short Term Funding
0.250%, 06/25/2012 ¢ Q	15,850	15,847
0.200%, 07/25/2012 ¢ Q	30,000	29,991
National Australia Funding
0.316%, 10/29/2012 ¢ Q	50,000	49,934
0.346%, 11/13/2012 ¢ Q	25,000	24,961
0.346%, 11/19/2012 ¢ Q	25,000	24,959
0.376%, 01/02/2013 ¢ Q	25,000	24,944
Nordea North America
0.391%, 06/25/2012 Q	18,000	17,995
Rabobank USA Financial
0.320%, 09/04/2012 Q	25,000	24,979
Reckitt Benckiser Treasury Services
0.351%, 09/20/2012 ¢ Q	25,000	24,973
Siemens Capital Co.
0.150%, 06/06/2012 ¢ Q	30,000	29,999
Total Capital Canada
0.150%, 06/08/2012 ¢ Q	50,000	49,999
0.200%, 07/19/2012 ¢ Q	25,345	25,338
0.200%, 07/26/2012 ¢ Q	45,600	45,586
Toyota Motor Credit
0.371%, 07/16/2012 Q	50,000	49,977
0.391%, 07/23/2012 Q	15,000	14,991
0.361%, 08/07/2012 Q	40,000	39,973
0.401%, 09/10/2012 Q	10,000	9,989
0.371%, 10/15/2012 Q	50,000	49,930
0.381%, 10/31/2012 Q	25,000	24,960
Westpac Banking
0.351%, 08/03/2012 ¢ Q	20,000	19,988
0.580%, 03/04/2013 Δ ¢	49,500	49,500

Total Financial Company Commercial Paper (Cost $1,113,507)		1,113,507

Asset Backed Commercial Paper¡ - 9.3%
Bryant Park Funding
0.170%, 06/11/2012 Q	105,000	104,995
0.180%, 06/12/2012 Q	20,537	20,536
0.180%, 06/18/2012 Q	16,135	16,133
Chariot Funding
0.200%, 07/05/2012 Q	25,000	24,995
Fairway Finance
0.150%, 06/01/2012 Q	9,158	9,158
0.160%, 06/08/2012 Q	20,841	20,840
0.150%, 06/21/2012 Q	28,366	28,364
0.200%, 07/06/2012 Q	41,727	41,719
0.279%, 09/06/2012 Δ	25,000	25,000
Liberty Street Funding

0.140%, 06/01/2012 Q	40,000	40,000
0.150%, 07/03/2012 Q	35,000	34,995
0.190%, 08/16/2012 Q	35,000	34,986
0.200%, 08/20/2012 Q	50,000	49,978
Manhattan Asset Funding Company
0.200%, 06/01/2012 Q	25,000	25,000
0.210%, 06/05/2012 Q	20,000	20,000
0.210%, 06/06/2012 Q	20,000	19,999
0.200%, 06/08/2012 Q	13,000	13,000
0.194%, 06/20/2012 Q	45,000	44,995
0.200%, 07/02/2012 Q	35,000	34,994
Market Street Funding
0.130%, 06/01/2012 Q	48,246	48,246
Nieuw Amsterdam Receivables
0.170%, 06/13/2012 Q	20,691	20,690
0.260%, 06/18/2012 Q	50,000	49,994
0.240%, 06/20/2012 Q	15,000	14,998
0.240%, 07/10/2012 Q	35,000	34,991
0.280%, 07/18/2012 Q	25,000	24,991
Old Line Funding
0.240%, 07/20/2012 Q	50,000	49,984
Thunder Bay Funding
0.200%, 08/07/2012 Q	40,022	40,007
0.230%, 08/20/2012 Q	100,000	99,949
0.220%, 09/24/2012 Q	50,000	49,965

Total Asset Backed Commercial Paper (Cost $1,043,502)		1,043,502

Treasury Debt - 9.0%
U.S. Treasury Notes
0.625%, 07/31/2012 ▼	175,000	175,153
4.625%, 07/31/2012 ▼	50,000	50,372
0.375%, 08/31/2012 ▼	175,000	175,110
4.125%, 08/31/2012	50,000	50,491
0.375%, 09/30/2012 ▼	50,000	50,034
0.375%, 10/31/2012 ▼	100,000	100,096
3.875%, 10/31/2012 ▼	80,000	81,234
1.375%, 11/15/2012 ▼	100,000	100,546
0.500%, 11/30/2012 ▼	100,000	100,166
1.375%, 01/15/2013 ▼	50,000	50,365
1.375%, 02/15/2013 ▼	25,000	25,210
2.500%, 03/31/2013 ▼	50,000	50,954

Total Treasury Debt (Cost $1,009,731)		1,009,731

Variable Rate Demand Notes Δ - 6.6%
Albemarle County Economic Development, Martha Jefferson Hospital, Series 2008A (LOC: Wells Fargo Bank)
0.140%, 06/07/2012	17,250	17,250
Albemarle County Economic Development, Martha Jefferson Hospital, Series 2008B (LOC: Wells Fargo Bank)
0.140%, 06/07/2012	16,050	16,050
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.130%, 06/07/2012	10,000	10,000
Chester County Health and Education Facilities Authority, Kendal-Crosslands Communities, Series 2003 (LOC: Wachovia Bank)
0.160%, 06/07/2012	19,745	19,745
Converse County Pollution Control, PacifiCorp, Series 1992 (LOC: Wells Fargo Bank)
0.190%, 06/07/2012	22,485	22,485
Cumberland County Municipal Authority, Lutheran Services, Series 2003C (LOC: PNC Bank)
0.180%, 06/07/2012	8,630	8,630
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.170%, 06/01/2012	8,080	8,080
Denver Public Schools, Series 2011A-2 (Certificate of Participation) (LOC: JP Morgan Chase Bank) (INS: AGM)
0.180%, 06/07/2012	15,300	15,300
Denver Public Schools, Series 2011A-3 (Certificate of Participation) (LOC: Wells Fargo Bank) (INS: AGM)
0.150%, 06/07/2012	10,000	10,000

District of Columbia University, Georgetown University Refunding Revenue, Series 2009B (LOC: TD Bank)
0.140%, 06/07/2012	13,050	13,050
District of Columbia University, Georgetown University Refunding Revenue, Series 2009C (LOC: TD Bank)
0.130%, 06/07/2012	21,400	21,400
Franklin County, Presbyterian Health Care, Series 2006A (LOC: PNC Bank)
0.160%, 06/07/2012	18,000	18,000
Greene County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Banking & Trust)
0.190%, 06/07/2012	3,930	3,930
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.160%, 06/07/2012	7,900	7,900
Illinois Development Finance Authority, Mount Carmel High School, Series 2003 (LOC: JP Morgan Chase Bank)
0.140%, 06/07/2012	14,500	14,500
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History, Series 1985 (LOC: Northern Trust Company)
0.180%, 06/07/2012	10,100	10,100
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: Northern Trust Company)
0.140%, 06/07/2012	29,800	29,800
Illinois State Toll Highway Authority, Series 2007A-1B (LOC: PNC Bank)
0.170%, 06/07/2012	12,000	12,000
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.170%, 06/07/2012	8,500	8,500
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.140%, 06/07/2012	12,000	12,000
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.170%, 06/07/2012	8,300	8,300
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.140%, 06/07/2012	10,000	10,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008H (LOC: JP Morgan Chase Bank)
0.180%, 06/07/2012	16,700	16,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.140%, 06/07/2012	8,000	8,000
Indiana Health & Educational Facilities Financing Authority, Community Village - Hartsfield Village, Series 2006A (LOC: Harris Bank)
0.140%, 06/07/2012	6,595	6,595
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.180%, 06/07/2012	3,335	3,335
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JP Morgan Chase Bank)
0.240%, 06/07/2012	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series 2007A (LOC: Wachovia Bank)
0.160%, 06/07/2012	23,360	23,360
Metropolitan Transportation Authority, Series 2008B-1 (LOC: Scotiabank)
0.150%, 06/07/2012	17,275	17,275
Michigan State Hospital Finance Authority Revenue, McLaren Healthcare, Series 2008B (LOC: JP Morgan Chase Bank)
0.180%, 06/07/2012	7,000	7,000
Middletown Educational Building Revenue, Christian Academy of Louisville, Series 2004 (LOC: JP Morgan Chase Bank)
0.240%, 06/07/2012	3,735	3,735
Minneapolis & Saint Paul Housing & Redevelopment Authority, Allina Health, Series 2007C-1 (LOC: Wells Fargo Bank)
0.170%, 06/07/2012	7,475	7,475
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.180%, 06/01/2012	20,330	20,330
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010A
0.120%, 06/07/2012	28,400	28,400
Missouri State Health & Educational Facilities Authority, SSM Healthcare, Series 2010E (LOC: PNC Bank)
0.160%, 06/01/2012	35,000	35,000
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.170%, 06/07/2012	4,000	4,000
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011B (LOC: Australia-New Zealand Banking Group)
0.170%, 06/07/2012	8,070	8,070
New York State Housing Finance Agency, Broadway, Series 2011A (LOC: Wells Fargo Bank)

0.160%, 06/07/2012	14,900	14,900
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (LOC: JP Morgan Chase Bank) (AMT)
0.220%, 06/07/2012	6,000	6,000
New York State Housing Finance Agency, Gotham West Housing, Series 2011A-1 (LOC: Wells Fargo Bank)
0.110%, 06/07/2012	26,000	26,000
North Broward Florida Hospital District (LOC: Wells Fargo Bank)
0.150%, 06/07/2012	23,480	23,480
Oakland County Economic Development, Cranbrook Educational Community, Series 2007 (LOC: JP Morgan Chase Bank)
0.190%, 06/07/2012	19,200	19,200
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.160%, 06/07/2012	8,450	8,450
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.160%, 06/07/2012	4,830	4,830
Philadelphia Airport Revenue, Series 2005C1 (AMT) (STAID) (LOC: TD Bank)
0.170%, 06/07/2012	14,000	14,000
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series 2007B-3 (LOC: PNC Bank)
0.160%, 06/07/2012	5,325	5,325
Philadelphia Authority for Industrial Development, Newcourtland Elder Services, Series 2003 (LOC: PNC Bank)
0.170%, 06/01/2012	555	555
Philadelphia School District, Series 2010G (General Obligation) (LOC: Wells Fargo Bank)
0.160%, 06/07/2012	46,000	46,000
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.170%, 06/01/2012	23,845	23,845
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.190%, 06/07/2012	7,035	7,035
Sweetwater County Pollution Control, PacifiCorp, Series 1994 (LOC: Wells Fargo Bank)
0.160%, 06/07/2012	14,250	14,250
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.160%, 06/01/2012	8,610	8,610
Virginia Small Business Financing Authority, Carilion Clinic, Series 2008B (LOC: PNC Bank)
0.170%, 06/01/2012	5,045	5,045
Virginia Small Business Financing Authority, Friendship Foundation and Subsidiaries, Series 2007 (LOC: Wells Fargo Bank)
0.180%, 06/07/2012	11,400	11,400
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.110%, 06/07/2012	13,500	13,500

Total Variable Rate Demand Notes (Cost $741,550)		741,550

Investment Companies Ω - 1.6%	SHARES

Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.180%	106,526,000	106,526
J.P. Morgan Prime Money Market Fund, Institutional Shares, 0.180%	75,088,000	75,088

Total Investment Companies (Cost $181,614)		181,614

Government Agency Repurchase Agreements - 16.0%	PAR

Bank of Nova Scotia, NY
0.200%, dated 05/31/2012, matures 06/01/2012, repurchase price $650,004 (collateralized by various securities: Total market value $663,000)	$650,000	650,000
Goldman Sachs & Co.
0.200%, dated 05/31/2012, matures 06/01/2012, repurchase price $300,002 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000
HSBC Securities (USA)
0.210%, dated 05/31/2012, matures 06/01/2012, repurchase price $250,001 (collateralized by various government securities: Total market value $261,329)	250,000	250,000
ING Financial Markets
0.210%, dated 05/31/2012, matures 06/01/2012, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,002)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $181,712 (collateralized by various government agency obligations: Total market value $185,345)	181,711	181,711
RBC Capital Markets

0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $300,002 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000

Total Government Agency Repurchase Agreements (Cost $1,781,711)		1,781,711

Other Repurchase Agreements - 3.6%
HSBC Securities (USA)
0.270%, dated 05/31/2012, matures 06/01/2012, repurchase price $200,002 (collateralized by various securities: Total market value $209,608)	200,000	200,000
J.P. Morgan Securities
0.290%, dated 05/03/2012, matures 6/4/2012, repurchase price $200,002 (collateralized by various securities: Total market value $210,003)	200,000	200,000

Total Other Repurchase Agreements (Cost $400,000)		400,000

Treasury Repurchase Agreement - 3.2%
Merrill Lynch, Pierce, Fenner & Smith
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $358,540 (collateralized by U.S. Treasury obligations: Total market value $365,709)
(Cost $358,538)	358,538	358,538

Investment Purchased with Proceeds from Securities Lending † - 8.8%
Government Agency Repurchase Agreement - 8.8%
Morgan Stanley & Co.
0.100%, dated 5/31/2012, matures 06/30/2012, repurchase price $981,594 (collateralized by various government agency obligations: Total market value $1,001,143)
(Cost $981,513)	981,513	981,513

Total Investments ▲ - 109.3% (Cost $12,213,458)		12,213,458

Other Assets and Liabilities, Net - (9.3)%		(1,039,578)

Total Net Assets-100.0%		$11,173,880

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.
Δ	Variable Rate Security—The rate shown is the rate in effect as of May 31, 2012.
¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of May 31, 2012, the value of these investments was $2,925,575 or 26.2% of total net assets.
Q	Discounted Security—This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
▼	This security or a portion of this security is out on loan at May 31, 2012. Total loaned securities had a fair value of $959,240 at May 31, 2012.
Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2012.
†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $12,213,458. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AGM	-	Assured Guaranty Municipal
AMT	-	Alternative Minimum Tax. As of May 31, 2012, the total value of securities subject to AMT was $22,830 or 0.2% of total net assets.
INS	-	Insured
LOC	-	Letter of Credit
STAID	-	Staid Aid Withholding

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2012 the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$1,991,309	$—	$1,991,309
Other Notes	—	1,407,979	—	1,407,979
Government Agency Debt	—	1,202,504	—	1,202,504
Financial Company Commercial Paper	—	1,113,507	—	1,113,507
Asset Backed Commercial Paper	—	1,043,502	—	1,043,502
Treasury Debt	—	1,009,731	—	1,009,731
Variable Rate Demand Notes	—	741,550	—	741,550
Investment Companies	181,614	—	—	181,614
Government Agency Repurchase Agreements	—	1,781,711	—	1,781,711
Other Repurchase Agreements	—	400,000	—	400,000
Treasury Repurchase Agreement	—	358,538	—	358,538
Investment Purchased with Proceeds from Securities Lending	—	981,513	—	981,513

Total Investments	$181,614	$12,031,844	$—	$12,213,458

During the three-month period ended May 31, 2012, there were no transfers between valuation levels.

Schedule of INVESTMENTS May 31, 2012, (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund DESCRIPTION	PAR	VALUE >
Municipal Debt - 100.1%
Colorado - 2.5%
Aurora Hospital Revenue, The Children's Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.180%, 06/07/2012 Δ	$1,135	$1,135
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.160%, 06/07/2012 Δ	10,455	10,455
Colorado Springs, Colorado Springs Fine Arts Center, Series 2006 (LOC: Wells Fargo Bank)
0.280%, 06/07/2012 Δ	2,595	2,595

		14,185

Delaware - 0.3%
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.170%, 06/01/2012 Δ	1,620	1,620

District of Columbia - 0.6%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.190%, 06/07/2012 Δ	3,435	3,435

Florida - 1.2%
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.180%, 06/07/2012 Δ	4,500	4,500
Palm Beach County, Palm Beach Jewish Community Campus, Series 2000 (LOC: Northern Trust Company)
0.250%, 06/07/2012 Δ	2,140	2,140

		6,640

Georgia - 2.1%
Metropolitan Atlanta Rapid Transit Authority, Series 2000A (LOC: JP Morgan Chase Bank)
0.160%, 06/07/2012 Δ	12,190	12,190

Illinois - 14.2%
Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust Company)
0.180%, 06/01/2012 Δ	12,305	12,305
Cook County, Catholic Theological University, Series 2005 (LOC: Harris Trust & Savings Bank)
0.220%, 06/07/2012 Δ	14,500	14,500
Elmhurst Joint Commission Accreditation Healthcare, Series 1988 (LOC: JP Morgan Chase Bank)
0.190%, 06/07/2012 Δ	7,275	7,275
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.220%, 06/07/2012 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.200%, 06/07/2012 Δ	6,255	6,255
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Northern Trust Company) (LOC: Harris Trust & Savings Bank) (LOC: Bank One)
0.180%, 06/07/2012 Δ	11,900	11,900
Illinois Educational Facilities Authority Revenue, Columbia College, Series 2000 (LOC: Harris Trust & Savings Bank)
0.150%, 06/07/2012 Δ	850	850
Illinois Finance Authority, Illinois Wesleyan University, Series 2008 (LOC: PNC Bank)
0.260%, 06/07/2012 Δ	9,500	9,500
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.200%, 06/07/2012 Δ	2,000	2,000

Illinois Finance Authority, The Carle Foundation, Series 2009C (LOC: Northern Trust Company)
0.120%, 06/07/2012 Δ	1,500	1,500
Illinois State Toll Highway Authority, Series 2007A-1B (LOC: PNC Bank)
0.170%, 06/07/2012 Δ	4,000	4,000
Illinois State Toll Highway Authority, Series 2007A-2C (LOC: Northern Trust Company)
0.160%, 06/07/2012 Δ	5,000	5,000
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.170%, 06/07/2012 Δ	4,000	4,000

		82,585

Indiana - 8.0%
Indiana Finance Authority Health Systems, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.140%, 06/07/2012 Δ	6,700	6,700
Indiana Finance Authority Health Systems, Sisters of St. Francis Health Services, Series 2008H (LOC: JP Morgan Chase Bank)
0.180%, 06/07/2012 Δ	7,095	7,095
Indiana Finance Authority Hospital Revenue, Community Foundation Northwest, Series 2008 (LOC: Harris)
0.140%, 06/07/2012 Δ	5,900	5,900
Indiana Finance Authority Hospital Revenue, Parkview Health System, Series 2009D (LOC: Wells Fargo Bank)
0.130%, 06/07/2012 Δ	1,345	1,345
Indiana Finance Authority, Indiana University Health Obligated Group, Series 2011A (LOC: Northern Trust Company)
0.140%, 06/07/2012 Δ	4,795	4,795
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series 2006A (LOC: Harris)
0.140%, 06/07/2012 Δ	7,415	7,415
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series 2006B (LOC: Harris)
0.140%, 06/07/2012 Δ	10,185	10,185
Lawrenceburg Industrial Pollution Control Revenue, Indiana Michigan Power, Series I (LOC: Bank of Nova Scotia)
0.150%, 06/07/2012 Δ	3,000	3,000

		46,435

Iowa - 1.5%
Iowa Finance Authority, Wesley Retirement Services, Series 2006 (LOC: Wells Fargo Bank)
0.160%, 06/07/2012 Δ	4,965	4,965
Iowa Finance Retirement Authority, Wesley Retirement Services, Series 2003B (LOC: Wells Fargo Bank)
0.160%, 06/07/2012 Δ	4,000	4,000

		8,965

Kansas - 0.5%
Kansas Department of Transportation, Series 2002B-2 (SPA: Barclays Bank)
0.130%, 06/07/2012 Δ	2,765	2,765

Kentucky - 1.7%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare System, Series 2009B-3 (LOC: Branch Banking & Trust)
0.150%, 06/07/2012 Δ	9,840	9,840

Louisiana - 0.4%
Louisiana Public Facilities Authority, Christus Health, Series 2009B-2 (LOC: Bank of New York Mellon)
0.150%, 06/07/2012 Δ	2,500	2,500

Maryland - 5.5%
Johns Hopkins University, Series A (Commercial Paper)
0.150%, 07/20/2012	20,965	20,965
Maryland State Health & Higher Educational Facilities Authority Peninsula Regional Medical Center, Series 1985A (LOC: JP Morgan Chase Bank)
0.180%, 06/07/2012 Δ	10,900	10,900

		31,865

Michigan - 4.1%
University of Michigan, Series B (Commercial Paper)
0.150%, 07/09/2012	23,000	23,000
0.150%, 07/17/2012	1,000	1,000

		24,000

Minnesota - 6.4%
Eden Prairie Multifamily Housing Authority, Park at City West Apartments, Series 2001 (INS: FHLMC)
0.180%, 06/07/2012 Δ	14,505	14,505
University of Minnesota, Series 2007B (Commercial Paper)
0.150%, 08/08/2012	9,000	9,000
University of Minnesota, Series 2007C (Commercial Paper)
0.140%, 07/12/2012	13,750	13,750

		37,255

Mississippi - 4.7%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C
0.180%, 06/01/2012 Δ	4,040	4,040
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.180%, 06/01/2012 Δ	11,655	11,655
Perry County Mississippi Pollution Control, Leaf River Forest Products, Series 2002 (LOC: Scotiabank)
0.170%, 06/07/2012 Δ	11,425	11,425

		27,120

Missouri - 3.9%
University of Missouri (Commercial Paper)
0.160%, 06/12/2012	22,500	22,500

Nevada - 3.1%
Clark County Airport System, Series 2008D (LOC: Royal Bank of Canada)
0.160%, 06/07/2012 Δ	18,000	18,000

New Jersey - 2.5%
Camden County, Cooper Health System, Series 2004B (LOC: TD Bank)
0.140%, 06/07/2012 Δ	14,340	14,340

New York - 1.6%
New York State, North Shore Long Island Jewish Medical Center, Series 2009B (LOC: TD Bank)
0.150%, 06/07/2012 Δ	9,500	9,500

North Carolina - 3.3%
Charlotte-Mecklenberg Hospital Authority, Carolinas Healthcare System, Series 2007H (LOC: Wells Fargo Bank)
0.150%, 06/01/2012 Δ	11,010	11,010
North Carolina Medical Care Commission, Wake Forest University Health Sciences, Series 2008B (LOC: Branch Banking & Trust)
0.160%, 06/07/2012 Δ	4,700	4,700
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.190%, 06/07/2012 Δ	3,295	3,295

		19,005

Ohio - 8.9%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.190%, 06/07/2012 Δ	13,645	13,645
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.160%, 06/07/2012 Δ	2,000	2,000
Franklin County Hospital, Ohio Health, Series 2009B (SPA: Barclays Bank)
0.150%, 06/07/2012 Δ	20,000	20,000
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series 2009B (LOC: Bank of Nova Scotia)
0.140%, 06/07/2012 Δ	2,300	2,300
Summit County Port Authority, Summa Enterprises Group, Series 2006 (LOC: PNC Bank)
0.160%, 06/07/2012 Δ	13,655	13,655

		51,600

Pennsylvania - 0.7%
Philadelphia Authority for Industrial Development, Newcourtland Elder Services, Series 2003 (LOC: PNC Bank)
0.170%, 06/01/2012 Δ	3,000	3,000
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.170%, 06/01/2012 Δ	1,090	1,090

		4,090

Rhode Island - 0.8%
Rhode Island Health & Educational Building Revenue, Pennfield School, Series 2004 (LOC: Bank of New York Mellon) (LOC: Sovereign Bank)
0.270%, 06/07/2012 Δ	4,425	4,425

South Carolina - 1.2%
South Carolina Jobs Economic Development Authority, AnMed Health, Series 2009C (LOC: Branch Banking & Trust)
0.170%, 06/07/2012 Δ	3,960	3,960
South Carolina Jobs Economic Development Authority, AnMed Health, Series 2009D (LOC: Branch Banking & Trust)
0.180%, 06/07/2012 Δ	3,000	3,000

		6,960

Tennessee - 0.2%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.190%, 06/07/2012 Δ	1,400	1,400

Texas - 8.1%
Harris County Health Facilities Development, Baylor College of Medicine, Series 2008B (LOC: Northern Trust Company)
0.160%, 06/07/2012 Δ	2,500	2,500
Houston Airport Systems Revenue, Series 2010 (LOC: Barclays Bank)
0.170%, 06/07/2012 Δ	10,350	10,350
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.270%, 06/07/2012 Δ	4,300	4,300
Texas A&M University, Series B (Commercial Paper)
0.180%, 06/06/2012	10,000	10,000
Texas State Tax and Revenue Anticipation Notes, Series 2011A
2.500%, 08/30/2012	20,000	20,111

		47,261

Virginia - 7.3%
Albemarle County Economic Development Authority, Martha Jefferson Hospital, Sentara Healthcare, Series 2008B (LOC: Wells Fargo Bank)
0.140%, 06/07/2012 Δ	9,100	9,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.140%, 06/07/2012 Δ	4,175	4,175
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (INS: FHLMC)
0.250%, 06/07/2012 Δ	7,200	7,200
Virginia Commonwealth University, Health System Authority, Series 2008A (LOC: Branch Banking & Trust)
0.210%, 06/01/2012 Δ	19,255	19,255
Virginia Small Business Financing Authority, Carilion Medical Center, Series 2008B (LOC: PNC Bank)
0.170%, 06/01/2012 Δ	2,700	2,700

		42,430

Washington - 1.9%
Washington Health Care Facilities Authority, MultiCare Health System, Series 2007C (LOC: Barclays Bank)
0.150%, 06/07/2012 Δ	11,000	11,000

Wisconsin - 1.0%
Wisconsin State Health & Educational Facilities, St. Norbert College, Series 2008 (LOC: JP Morgan Chase & Company)
0.200%, 06/07/2012 Δ	5,725	5,725

Wyoming - 1.9%
Sweetwater County Pollution Control, PacifiCorp, Series 1990A (LOC: Barclays Bank)
0.280%, 06/07/2012 Δ	10,550	10,550
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.190%, 06/07/2012 Δ	700	700

		11,250

Total Municipal Debt (Cost $580,886)		580,886

Total Investments ▲ - 100.1% (Cost $580,886)		580,886

Other Assets and Liabilities, Net - (0.1)%		(332)

Total Net Assets - 100.0%		$580,554

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2012.
▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $580,886. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLMC - Federal Home Loan Mortgage Corporation

INS - Insured

LOC - Letter of Credit

SPA - Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of May 31, 2012 the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Fair Value
Municipal Debt	$—	$580,886	$—	$580,886

Total Investments	$—	$580,886	$—	$580,886

During the three-month period ended May 31, 2012, there were no transfers between valuation levels.

Schedule of Investments May 31, 2012, (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund DESCRIPTION	PAR	VALUE >
Treasury Debt - 38.4%
U.S. Treasury Bills Ä
0.050%, 07/05/2012	$150,000	$149,993
0.078%, 08/02/2012 ▼	300,000	299,960
0.146%, 10/11/2012 ▼	50,000	49,973
0.141%, 11/01/2012	100,000	99,940
0.143%, 11/08/2012	50,000	49,968
0.146%, 11/15/2012 ▼	125,000	124,915
0.138%, 11/23/2012	50,000	49,967
0.137%, 11/29/2012	75,000	74,949
U.S. Treasury Notes
1.500%, 07/15/2012	50,000	50,084
0.625%, 07/31/2012	550,000	550,472
4.625%, 07/31/2012	100,000	100,744
0.375%, 08/31/2012	975,000	975,614
0.375%, 09/30/2012	250,000	250,177
0.375%, 10/31/2012	400,000	400,385
3.875%, 10/31/2012	270,000	274,202
1.375%, 11/15/2012	100,000	100,547
0.500%, 11/30/2012	325,000	325,539
1.375%, 01/15/2013	250,000	251,843
2.875%, 01/31/2013	50,000	50,893
1.375%, 02/15/2013	100,000	100,838
2.500%, 03/31/2013	110,000	112,095
1.750%, 04/15/2013	40,000	40,539

Total Treasury Debt (Cost $4,483,637)		4,483,637

Treasury Repurchase Agreements - 61.6%
Credit Agricole Corporate & Investment Bank
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $1,500,008 (collateralized by U.S. Treasury obligations: Total market value $1,530,000)	1,500,000	1,500,000
Deutsche Bank Securities
0.200%, dated 05/31/2012, matures 06/01/2012, repurchase price $1,250,007 (collateralized by U.S. Treasury obligations: Total market value $1,275,001)	1,250,000	1,250,000
HSBC Securities (USA)
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,005)	400,000	400,000
ING Financial Markets
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,005)	150,000	150,000
Merrill Lynch, Pierce, Fenner & Smith
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $1,091,467 (collateralized by U.S. Treasury obligations: Total market value $1,113,291)	1,091,462	1,091,462
RBC Capital Markets
0.140%, dated 05/31/2012, matures 06/01/2012, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
RBS Securities
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $750,004 (collateralized by U.S. Treasury obligations: Total market value $765,002)	750,000	750,000
SG Americas Securities
0.180%, dated 05/31/2012, matures 06/01/2012, repurchase price $1,000,005 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
TD Securities (USA)
0.170%, dated 05/31/2012, matures 06/01/2012, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000

UBS Securities
0.190%, dated 05/31/2012, matures 06/01/2012, repurchase price $500,003 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000

Total Treasury Repurchase Agreements (Cost $7,191,462)		7,191,462

Investment Purchased with Proceeds from Securities Lending † - 1.7%
Treasury Repurchase Agreement - 1.7%
Morgan Stanley & Co.
0.040%, dated 05/31/2012, matures 06/01/2012, repurchase price $204,001 (collateralized by U.S. Treasury obligations: Total market value $208,118) (Cost $204,000)	204,000	204,000

Total Investments ▲ - 101.7% (Cost $11,879,099)		11,879,099

Other Assets and Liabilities, Net - (1.7)%		(197,635)

Total Net Assets - 100.0%		$11,681,464

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.
Ä	Rate shown is effective yield as of May 31, 2012.
▼	This security or a portion of this security is out on loan as of May 31, 2012. Total loaned securities had a fair value of $199,926 at May 31, 2012.
†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $11,879,099. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of May 31, 2012 the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$4,483,637	$—	$4,483,637
Treasury Repurchase Agreements	—	7,191,462	—	7,191,462
Investment Purchased with Proceeds from Securities Lending	—	204,000	—	204,000

Total Investments	$—	$11,879,099	$—	$11,879,099

During the three month period ended May 31, 2012, there were no transfers between valuation levels.

Schedule of INVESTMENTS May 31, 2012, (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund DESCRIPTION	PAR	VALUE >
Treasury Debt - 100.0%
U.S. Treasury Bills Ä
0.077%, 06/07/2012	$110,000	$109,999
0.064%, 06/14/2012	50,000	49,999
0.060%, 07/05/2012	98,992	98,986
0.059%, 07/12/2012	45,779	45,776
0.080%, 07/19/2012	20,300	20,298
0.092%, 07/26/2012	12,579	12,577
0.083%, 08/02/2012	29,734	29,730
0.088%, 08/09/2012	39,446	39,439
0.100%, 08/16/2012	77,448	77,432
0.091%, 08/23/2012	40,261	40,252
0.121%, 08/30/2012	3,190	3,189
0.104%, 09/06/2012	13,198	13,194
0.147%, 09/13/2012	22,000	21,991
0.113%, 09/20/2012	35,000	34,988
0.134%, 10/04/2012	18,851	18,842
0.135%, 10/18/2012	14,860	14,852
U.S. Treasury Notes
1.875%, 06/15/2012	25,000	25,017
4.625%, 07/31/2012	5,000	5,037
0.375%, 08/31/2012	5,000	5,003

Total Treasury Debt (Cost $666,601)		666,601

Total Investments ▲ - 100.0% (Cost $666,601)		666,601

Other Assets and Liabilities, Net - 0.0%		232

Total Net Assets - 100.0%		$666,833

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund's board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.
Ä	Rate shown is effective yield as of May 31, 2012.
▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $666,601. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund's board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2012, the fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$666,601	$—	$666,601

Total Investments	$—	$666,601	$—	$666,601

During the three-month period ended May 31, 2012, there were no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 30, 2012